Concentration of Credit Risk - Additional Information (Detail) - TAIWAN, PROVINCE OF CHINA	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 TWD	Dec. 31, 2015
Concentration Risk [Line Items]
Cash maintained with one bank	99.90%	99.90%	97.10%
Maximum compensation insured per depositor	¥ 593,000	TWD 3,000,000